OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS, NET
NOTE 10       -      OTHER ASSETS, NET

Other assets, net consist of the following:

	As of December 31,
	2016	2015
Prepaid long-term land lease, net (see Note 16C)	$3,537	$3,658
Long term prepaid expenses and others	910	2,245
	$4,447	$5,903